DEPOSITS - Summary of amount of scheduled maturities of certificate accounts (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012
Deposits [Abstract]
One year or less	$ 141,425	$ 145,367
One through two years	26,111	42,424
Two through three years	26,992	23,551
Three through four years	19,439	15,572
Four through five years	22,253	20,500
Total	$ 236,220	$ 247,414